                  INDEPENDENCE SQUARE INCOME SECURITIES, INC.

Robert R. Fortune
Chairman and President                                          November 1, 1995

Dear Shareholder:

     In the first nine months of 1995, our Fund earned $1.03 per share from net investment income. Earnings were also $1.03 per share in the first nine months of 1994.

     Monthly dividends of $.115 per share were paid in each month from January to October 1995. However, the January dividend was treated as taxable in 1994.

     The Fund's investment objective is to seek as high a level of current income as is consistent with prudent investment. At least 60% of the Fund's assets must be in securities which are rated at the time of purchase in the four highest investment grades assigned by Moody's Investors Service, Inc. or Standard & Poor's Ratings Group. As of September 30, 1995, securities representing 93.3% of the portfolio's market value were invested in bonds rated Baa, BBB or higher.

     Please let us know if we may be of assistance in connection with your investment in Independence Square Income Securities, Inc.

                                            Yours sincerely,

                                            /s/ Robert R. Fortune

                                            Robert R. Fortune

                          INVESTMENT ADVISER'S REPORT

     The strong returns provided by the fixed income markets during the first half of 1995 moderated during the third quarter as interest rates stabilized. Mixed economic signals during the period prevented the Federal Reserve from reducing short term interest rates as many market participants had anticipated. Interest rates were little changed as indicated in the table below:

                                                               06/30/95     09/30/95     CHANGE
                                                               --------     --------     ------
2-year Treasury Notes......................................      5.79%        5.85%      +0.06%
5-year Treasury Notes......................................      5.97%        6.01%      +0.04%
10-year Treasury Notes.....................................      6.20%        6.18%      -0.02%
30-year Treasury Notes.....................................      6.62%        6.50%      -0.12%

     The sustained decline of rates throughout 1995 caused the portfolio to underperform during the quarter as several higher coupon issues were called. This problem, combined with investor caution in the utility sector, more than offset the portfolio's relatively long duration. Investment returns are shown below:

                                                                    TOTAL RETURNS
                                                          PERIODS ENDED SEPTEMBER 30, 1995
                                                                                   ANNUALIZED
                                                                             -----------------------
                                                                      12       2        5       10
                                                 QUARTER     YTD     MOS.    YRS.     YRS.     YRS.
                                                 -------    -----    -----   -----    -----    -----
Independence Square Income Securities, Inc.*....   1.69%    16.00%   16.53%   5.89%   11.42%   10.29%
Lehman Bros. Gov't/Corp. Bond Index.............   1.91%    13.94%   14.35%   4.70%    9.89%    9.95%
Lipper Invt. Grade Closed-End Bond Funds
  (Avg.)........................................   2.57%    15.36%   15.93%   5.39%   11.25%   10.54%
Lipper Invt. Grade Closed-End Bond Funds:
  I.S.I.S. Rank/No. of Funds....................  15/17      7/17     7/17    4/17     9/16    10/16
  I.S.I.S. Percentile Rank......................     88%       41%      41%     23%      56%      62%

------------------
*The cumulative total returns are based on the net asset value on the first day of the periods presented and assume (i) no payment of any sales load or commissions and (ii) reinvestment of dividends and distributions at the net asset value next determined after each ex-dividend date in the period.

     We continue to predict the 1995 Gross Domestic Product (GDP) growth rate to be 2.8%, with inflation, as measured by the Consumer Price Index (CPI), to be 3.1% in 1995. We expect long term interest rates to remain in a range of 6.25% to 7.0% through the remainder of 1995. We are lowering the range from our previous estimate of 6.50% to 7.25% due to continuing signs that inflation remains under control.
                                        PNC INSTITUTIONAL MANAGEMENT CORPORATION
October 24, 1995

                  INDEPENDENCE SQUARE INCOME SECURITIES, INC.
                            STATEMENT OF NET ASSETS
                               SEPTEMBER 30, 1995
                                  (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                                                     COST           VALUE
-----------                                                                               -----------    ------------
              BONDS AND OTHER DEBT OBLIGATIONS--100.0%
$ 1,000,000   Ahmanson (H.F.) & Co., 9.875%, 11/15/1999................................   $   995,465    $  1,107,500
  1,000,000   Alltel Corp., 8.875%, 3/01/2022..........................................       956,480       1,058,750
  1,000,000   Arizona Public Service Co., 10.25%, 5/15/2020............................     1,000,000       1,135,000
    500,000   Arizona Public Service Co., 9.50%, 4/15/2021.............................       490,265         573,125
    500,000   Banc One Corp., 7.75%, 7/15/2025.........................................       494,965         516,250
    500,000   BankAmerica Corp., 9.50%, 4/01/2001......................................       497,265         566,250
    175,000   Boeing Co., 7.25%, 6/15/2025.............................................       176,295         176,531
  1,000,000   Chase Manhattan Corp. Sub Notes, 10.00%, 6/15/1999.......................     1,117,080       1,113,750
  1,000,000   Chrysler Corp., 10.95%, 8/01/2017........................................       997,500       1,117,500
  1,000,000   Citicorp Capital Sub Notes, 9.75%, 8/01/1999.............................       983,110       1,106,250
  1,000,000   Cleveland Electric Co., 10.00%, 6/01/2020................................       988,250       1,011,250
  1,000,000   Comerica Bank, 8.375%, 7/15/2024.........................................       983,750       1,090,000
    300,000   Comerica Corp., 9.75%, 5/01/1999.........................................       288,840         329,625
  1,000,000   Commonwealth Edison Co., 9.50%, 5/01/2016................................       987,500       1,077,500
    500,000   Commonwealth Edison Co., 9.625%, 7/01/2019...............................       499,450         527,500
  1,000,000   Domtar, Inc., 11.25%, 9/15/2017..........................................       997,500       1,063,750
    500,000   First Chicago Corp., 8.875%, 3/15/2002...................................       503,660         560,625
  1,000,000   First Interstate Bank, 9.00%, 11/15/2004.................................     1,000,000       1,090,000
    500,000   First Union Corp., 8.00%, 8/15/2009......................................       498,965         526,875
  1,000,000   Ford Motor Credit Co., 9.14%, 12/30/2014.................................       997,660       1,110,000
  1,000,000   General Motors Corp., 8.125%, 4/15/2006..................................       974,550       1,041,250
    500,000   Great Western Financial Senior Notes, 8.60%, 2/01/2002...................       494,710         546,875
  1,000,000   GTE Corp., 7.83%, 5/01/2023..............................................     1,000,000       1,002,500
    500,000   Harris Bancorp, 9.375%, 6/01/2001........................................       493,285         570,000
  1,000,000   International Business Machines Corp., 8.375%, 11/01/2019................     1,006,330       1,136,250
  1,000,000   International Paper Co., Debenture, 8.125%, 11/01/2019...................       979,860       1,060,000
    500,000   New England Power Co., 8.00%, 8/01/2022..................................       494,350         527,500
    800,000   New York State Electric & Gas Corp., 9.875%, 5/01/2020...................       793,000         868,000
  1,000,000   Norsk-Hydro, 7.75%, 6/15/2023............................................       995,350       1,047,500
  1,000,000   OPC Scherer Funding Corp., Serial Facility Bond, 9.70%, 6/30/2011........     1,000,000       1,072,500
  1,000,000   Ohio Edison Corp., 9.75%, 7/15/2019......................................       997,500       1,070,000
     14,623   Participation in Asset Exchange..........................................        14,623          14,477
    500,000   Penney (J.C.) Co., Inc. 8.25%, 8/15/2022.................................       497,445         537,500
    500,000   PECO Energy Co., 8.75%, 4/01/22..........................................       500,510         533,750
  1,000,000   PECO Energy Co., 8.625%, 6/01/2022.......................................       983,840       1,051,250
    300,000   Potomac Electric Power, 8.625%, 8/15/2019................................       294,360         315,000

                  INDEPENDENCE SQUARE INCOME SECURITIES, INC.
                     STATEMENT OF NET ASSETS -- (Continued)
                               SEPTEMBER 30, 1995
                                  (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                                                     COST           VALUE
-----------                                                                               -----------    ------------
              BONDS AND OTHER DEBT OBLIGATIONS--(CONTINUED)
$ 1,000,000   Quebec-Hydro, 8.40%, 1/15/2022...........................................   $ 1,016,790    $  1,081,250
  1,000,000   Texas Utilities Electric Co., 9.875%, 2/1/2022...........................     1,029,240       1,093,750
  1,000,000   Virginia Electric & Power Corp. Series B, 8.625%, 10/01/2024.............     1,014,120       1,116,250
                                                                                          -----------     -----------
              TOTAL INVESTMENTS -- 97.87%..............................................   $30,033,863*     32,543,633
                                                                                          -----------
                                                                                          -----------
              OTHER ASSETS LESS LIABILITIES -- 2.13%...................................                       708,087
                                                                                                          -----------
              TOTAL NET ASSETS -- 100.00%..............................................                  $ 33,251,720
                                                                                                          -----------
                                                                                                          -----------

------------------
 *Aggregate cost for federal income tax purposes at September 30, 1995 was $30,033,863. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows: excess of value over tax cost $2,513,246; excess of tax cost over value ($3,476).

                See accompanying notes to financial statements.

                  INDEPENDENCE SQUARE INCOME SECURITIES, INC.
                            STATEMENT OF OPERATIONS
                  FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1995
                                  (UNAUDITED)

    INVESTMENT INCOME
    Interest.....................      $2,065,328
                                       ----------
    Expenses
    Fees:
    Investment adviser...........          89,737
    Directors and officers.......          25,158
    Custodian....................          11,604
    Transfer agent...............          16,856
    Legal and audit..............          23,340
    Taxes (other than income)....           4,495
    Printing.....................           9,091
    Insurance....................           1,936
    Miscellaneous................           4,065
                                       ----------
    Total expenses...............         186,282
                                       ----------
    Net investment income........       1,879,046
                                       ----------
REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS
Realized loss from security
  transactions (excluding short-
  term securities):
  Proceeds from sales............      $5,221,499
  Cost of securities sold........       5,376,551
                                       ----------
  Net realized loss..............        (155,052)
                                       ----------
Unrealized appreciation
  (depreciation) of investments:
  Beginning of period............        (514,132)
  End of period..................       2,509,770
                                       ----------
  Increase in unrealized
     appreciation................       3,023,902
                                       ----------
  Net realized and unrealized
     gain on investments.........       2,868,850
                                       ----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS......      $4,747,896
                                       ==========

                See accompanying notes to financial statements.

                  INDEPENDENCE SQUARE INCOME SECURITIES, INC.
                              FINANCIAL HIGHLIGHTS
          (FOR A SHARE OF THE FUND OUTSTANDING THROUGHOUT EACH PERIOD)




                                    JANUARY 1
                                     THROUGH                   YEAR ENDED DECEMBER 31
                                  SEPTEMBER 30,    -----------------------------------------------
                                      1995          1994      1993      1992      1991      1990
                                  -------------    -------   -------   -------   -------   -------
                                  (UNAUDITED)
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning
  of Period.......................    $ 16.58      $ 18.57   $ 17.76   $ 17.32   $ 16.06   $ 17.05
                                     -------       -------   -------   -------   -------   -------
  Net Investment Income...........       1.03         1.38      1.41      1.46      1.50      1.53
  Net Gains or (Losses) on Securities
     (realized and unrealized)....       1.58        (1.99)     0.82      0.42      1.26     (1.01)
                                     -------       -------   -------   -------   -------   -------
       Total From Investment
          Operations..............       2.61        (0.61)     2.23      1.88      2.76      0.52
                                     -------       -------   -------   -------   -------   -------
LESS DISTRIBUTIONS
  Dividends (from net investment
     income)......................      (0.92)       (1.38)    (1.42)    (1.44)    (1.50)    (1.51)
                                     -------       -------   -------   -------   -------   -------
Net Asset Value, End of Period....    $ 18.27      $ 16.58   $ 18.57   $ 17.76   $ 17.32   $ 16.06
                                     =======       =======   =======   =======   =======   =======
Per Share Market Value,
  End of Period...................    $17.625      $ 15.25   $ 17.25   $17.125   $17.375   $ 15.00
                                     =======       =======   =======   =======   =======   =======
TOTAL INVESTMENT RETURN, based on
  market value1...................      16.80%2       (4.0%)     9.0%      7.0%     27.0%      0.7%
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period
     (in 000's)...................    $33,252      $30,179   $33,808   $32,324   $31,424   $29,113
  Ratio of Expenses to Average Net
     Assets.......................        .76%2       0.85%     0.81%     0.85%     0.90%     1.00%
  Ratio of Net Investment Income
     to Average Net Assets........       7.63%2       7.88%     7.61%     8.27%     8.97%     9.35%
  Portfolio Turnover Rate.........         16%          28%       32%       18%        6%       25%

------------------
1 See Note G.

2 Annualized.
                See accompanying notes to financial statements.

                         NOTES TO FINANCIAL STATEMENTS

    A. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company. Significant accounting policies are as follows: Investments are carried at value in the accompanying financial statements (See Note D). Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Premiums and discounts on bonds held for investment are not amortized for financial reporting or federal income tax purposes inasmuch as the Fund does not generally intend to hold such securities until maturity. For federal income tax purposes, discounts on original issue bonds are amortized over the life of the issue. No provision is made for federal taxes as it is the Fund's policy to continue to qualify as a regulated investment company and to make the requisite distribution of taxable income to its shareholders which will relieve it from all or substantially all federal income and excise taxes. Dividends payable are recorded on the dividend record date. Interest income is recorded on an accrual basis.

    B.  Under Agreements among the Fund, PNC Bank, National Association (PNC
        Bank), and PNC Institutional Management Corporation (PIMC), an indirect wholly owned subsidiary of PNC Bank, PIMC manages the Fund's portfolio and serves as its administrative agent. The Fund pays PIMC, as investment adviser, a quarterly fee of .05% (annually .20%) of the Fund's average net assets and .5% (annually 2%) of the Fund's gross income for such quarter.

       PIMC has agreed to reimburse the Fund to the extent that the aggregate expenses borne by the Fund in any fiscal year, exclusive of brokerage commissions, interest and taxes, exceed 1 1/2% of average net assets up to $30,000,000 and 1% of any excess. No such fee reimbursement was necessary during the period ended September 30, 1995.

    C. Purchases and sales of investment securities other than short term obligations for the period ended September 30, 1995 were $5,020,335 and $5,221,499.

    D. Values for securities listed on a national securities exchange are based on the latest quoted sale prices on September 30, 1995. Securities not so listed or not traded on that date are valued at their most recent quoted bid prices or at prices determined by investment bankers or brokers. Short-term obligations are valued at cost which approximates market.

    E. At December 31, 1994, a capital loss carryover of $443,414 was available to offset possible future realized capital gains. The carryover expires as follows: $139,631 in 1998 and $303,783 in 2002.

    F.  At September 30, 1995, net assets consisted of:

                    Paid-in capital...............................................  $31,062,016
                    Undistributed net investment income...........................      278,402
                    Accumulated net realized loss on investments..................     (598,468)
                    Net unrealized appreciation of investments....................    2,509,770
                    Total.........................................................  $33,251,720

    G. The "Total Investment Return" is based on a purchase (or sale) at the market price on the first (or last) day of the period, assuming (i) no payment of any sales load or commissions and (ii) reinvestment of dividends and distributions at prices obtained by the Fund's dividend reinvestment plan.

--------------------------------------------------------------------------------

                    INDEPENDENCE SQUARE INCOME SECURITIES,
                                     INC.
                              One Aldwyn Center
                             Villanova, PA 19085
                                (215) 964-8882
                              BOARD OF DIRECTORS
                 ROBERT R. FORTUNE          G. WILLING PEPPER
                 R. STEWART RAUCH    DAVID R. WILMERDING, JR.

                                   OFFICERS
                  ROBERT R. FORTUNE, Chairman and President
                  ROBERT T. ARNOLD, Executive Vice President
                     ROBERT J. CHRISTIAN, Vice President
                EDWARD J. ROACH, Vice President and Treasurer
                          GARY M. GARDNER, Secretary

                              INVESTMENT ADVISER
                              PNC INSTITUTIONAL
                            MANAGEMENT CORPORATION
                             400 Bellevue Parkway
                             Wilmington, DE 19809

                                TRANSFER AGENT
                                PNC BANK, N.A.
                                c/o PFPC INC.
                                P.O. Box 8950
                          Wilmington, Delaware 19899
                                (800) 852-4750
                          (302) 791-2748 (Delaware)

--------------------------------------------------------------------------------
                                 INDEPENDENCE
                                    SQUARE
                                    INCOME
                                 SECURITIES,
                                     INC.
                             Third Quarter Report
                               to Shareholders
                              September 30, 1995